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                                             As filed pursuant to Rule 497
                                             under the Securities Act of 1933
                                             Registration No. 333-67685
                                                              811-07727



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE

                SUPPLEMENT TO SEASONS SELECT, SEASONS SELECT II,
                      SEASONS ADVISOR, SEASONS ADVISOR II
                   AND SEASONS TRIPLE ELITE VARIABLE ANNUITIES

                          PROSPECTUS DATED MAY 1, 2003
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Effective June 16, 2003, J.P. Morgan Investment Management Inc. ("J.P. Morgan")
will replace Thornburg Investment Management, Inc. ("Thornburg") as one of the advisers for the Focus Value Portfolio. The investment objectives and management fees are not affected by the change of managers. All references to Thornburg in the prospectus are replaced with J.P. Morgan.


Date: June 16, 2003

                Please keep this Supplement with your Prospectus.